Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [Line Items]
Additions	€ 503	€ 715
Other provisions	1,052	995	€ 691
Releases of provisions	221	186
Other provisions, Amount expected to be settled within twelve months	837	761
Compensation of Dutch retail customers
Disclosure of Provisions [Line Items]
Additions	75	180
Credit replacement facilities
Disclosure of Provisions [Line Items]
Other provisions	29	34
Non credit replacement facilities
Disclosure of Provisions [Line Items]
Other provisions	109	114
Replacement facilities
Disclosure of Provisions [Line Items]
Additions	138	109
Releases of provisions	€ 141	€ 66